PGOF-P21 01/25

SUPPLEMENT DATED JANUARY 28, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective January 31, 2025, the following changes are made to each fund’s Summary Prospectus, Prospectus and SAI:

1)	The following footnote is added to all references to James Fetch and Robert Schoen in each fund’s Summary Prospectus, Prospectus and SAI:

* Messrs. Fetch and Schoen are anticipated to retire and step down as members of the fund’s portfolio management team on or about March 31, 2025.

2)	The following is added to the section titled “Your fund’s management –Portfolio managers” in each fund’s Summary Prospectus and Prospectus:

Jacqueline Kenney, CFA
Portfolio Manager, portfolio manager of the fund since January 2025

Thomas A. Nelson, CFA
Portfolio Manager, portfolio manager of the fund since January 2025

3)	The following is added to the section titled “Who oversees and manages the fund(s)? – Portfolio managers” in each fund’s Prospectus:

Portfolio managers	Joined fund	Employer	Positions over past five years
Jacqueline Kenney, CFA	January 2025	Franklin Advisers 2010-Present	Portfolio Manager
Thomas A. Nelson, CFA	January 2025	Franklin Advisers 2007-Present	Portfolio Manager
4)	The following is added to the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in each fund’s SAI:

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Jacqueline Kenney*	18	$16,232,770,024	15	$312,000,000	1	$6,400,000
Thomas A. Nelson*	23	$13,228,677,157	60	11,407,596,345	295+	$5,353,404,977

*Information is provided as of December 31, 2024.

+1 Account, with total assets of $127,379, pays an advisory fee based on account performance.

5)	The following is added to the section titled “PORTFOLIO MANAGERS – Ownership of securities” in each fund’s SAI:
Portfolio managers	Dollar range of shares owned
Jacqueline Kenney*	None
Thomas A. Nelson*	None
*Information is provided as of December 31, 2024

Schedule A

Putnam Dynamic Asset Allocation Balanced Fund
Putnam Dynamic Asset Allocation Conservative Fund
Putnam Dynamic Asset Allocation Equity Fund
Putnam Dynamic Asset Allocation Growth Fund
Putnam Multi-Asset Income Fund
Putnam VT Global Asset Allocation Fund

Shareholders should retain this Supplement for future reference.